Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Mar. 31, 2025
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. (“Huashang”) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Jueqin Wang [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Relationship with the Company	Principal shareholder of the Company